Assets Held for Sale - Major components of assets held for sale and liabilities directly associated with assets held for sale (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	¥ 41,210	¥ 9,071
Trade and other payables	460,881	482,596
Liabilities directly associated with assets held for sale	30,133	9,071
Disposal groups classified as held for sale [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	4,161	3,502
Trade and other receivables	12,349	2,686
Inventories	16,496	2,568
Other assets	8,204	315
Assets held for sale	41,210	9,071
Trade and other payables	11,786	3,637
Other liabilities	18,347	5,434
Liabilities directly associated with assets held for sale	¥ 30,133	¥ 9,071